Operating Expenses - Summary of Cost of Sales (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (24,809)	€ (21,233)	€ (72,193)	€ (61,807)
Cost of sales	(228,833)	(181,129)	(556,973)	(436,532)
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(4,806)	(3,635)	(13,865)	(10,673)
Personnel costs	(45,896)	(38,876)	(134,169)	(112,437)
Cost of materials	(155,068)	(119,378)	(336,416)	(259,997)
Maintenance costs	(6,144)	(4,560)	(18,296)	(10,129)
Logistic expenses	(1,540)	(733)	(3,961)	(2,689)
IT & Consulting	(8,963)	(8,707)	(25,469)	(23,315)
Other	€ (6,416)	€ (5,240)	€ (24,797)	€ (17,292)